Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2021
Federal Home Loan Banks [Abstract]
Summary of Net (Loss) Income Per Share	Net (loss) income per share:

	Year ended March 31, 2021			Year ended March 31, 2020			Year ended March 31, 2019
	Net (loss) attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount
Basic and diluted EPS	$(386,653)	38,209,726	$(10.12)	$244,241	38,460,056	$6.35	$281,777	38,990,058	$7.23